Federal Home Loan Bank Advances - Advances from FHLB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total	$ 10,000	$ 15,742
April 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, for current year		5,000
Fixed-rate advances, Maturing Rate for current year	2.30%
June 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, for current year		742
Fixed-rate advances, Maturing Rate for current year	2.05%
January 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, after two years	5,000	5,000
Fixed-rate advances, Maturing Rate after two years	3.12%
May 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances, Maturing, after two years	$ 5,000	$ 5,000
Fixed-rate advances, Maturing Rate after two years	3.06%